Contribution Agreement (Details) - USD ($)		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2021
Contribution Agreement (Details) [Line Items]
Shares percentage	100.00%
Acquired in exchange shares	6,000,000
Outstanding shares percentage	62.00%
Common share value		$ 3,216,649
Contribution Agreement [Member]
Contribution Agreement (Details) [Line Items]
Fair value of common shares		6,000,000
Common share, per share		$ 0.54